Supplement to the

Fidelity Advisor® Global High Income Fund

Class A (FGHAX), Class T (FGHTX), Class C (FGHCX), and Institutional Class (FGHIX)

Classes of shares of Fidelity® Global High Income Fund

A Fund of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2013

The following information supplements information found in the "Management Contract" section beginning on page 50.

The following table provides information relating to other accounts managed by Ms. Roche as of July 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 16	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Global High Income Fund ($16 (in millions) assets managed).

As of July 31, 2013, the dollar range of shares of Fidelity Global High Income Fund beneficially owned by Ms. Roche was none.

AGHI-AGHIIB-13-01  September 4, 2013
1.932871.101

Supplement to the

Fidelity® Global High Income Fund (FGHNX)

A Class of shares of Fidelity Global High Income Fund

A Fund of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2013

The following information supplements information found in the "Management Contract" section beginning on page 50.

The following table provides information relating to other accounts managed by Ms. Roche as of July 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 16	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Global High Income Fund ($16 (in millions) assets managed).

As of July 31, 2013, the dollar range of shares of Fidelity Global High Income Fund beneficially owned by Ms. Roche was none.

GHIB-13-01  September 4, 2013
1.932870.101